Debt - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Product	Dec. 31, 2017 USD ($)
Short-term debt	$ 508,292		$ 508,292		$ 398,595	$ 1,010,961
Interest expense, debt	49,099	$ 28,074	142,672	$ 140,453	191,195	233,505
M G H I F Financing Agreement [Member]
Short-term debt	333,000		333,000		333,000	10
Long-term debt, outstanding	329,000		329,000		660,000
Notes Payable Other Payables [Member]
Short-term debt	175,000		175,000		$ 65,000	$ 56,000
Bridge Financing Notes
Number of notes | Product					3
Number of notes drew down | Product					2
Due In Two Thousand Twenty [Member]
Debt instrument, annual principal payment	333,000		333,000		$ 333
Due In Two Thousand Twenty One [Member]
Debt instrument, annual principal payment	$ 333,000		$ 333,000		333,000
Due In Two Thousand Nineteen [Member]
Debt instrument, annual principal payment					$ 333